Summary of Significant Accounting Policies - Summary of New and Revised Standards and Interpretations, Which Were Not Yet Mandatory for Financial Year or Were Not Yet Adopted by European Union, Were Not Applied (Detail)
12 Months Ended
Dec. 31, 2020
IFRS 3A reference to the conceptual framework [Member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2022
Adopted by the European Union	no
Possible Impact on MorphoSys	none
IFRS 4A extension of the temporary exemption from applying IFRS 9 [Member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2021
Adopted by the European Union	no
Possible Impact on MorphoSys	none
IFRS 9 IAS 39 IFRS 7 IFRS 4 and IFRS 16A interest rate benchmark reform phase 2 [Member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2021
Adopted by the European Union	yes
Possible Impact on MorphoSys	none
IFRS 17 and IFRS 17A insurance contracts and amendments to IFRS 17 [Member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2023
Adopted by the European Union	no
Possible Impact on MorphoSys	none
IAS 1A classification of liabilities as current or noncurrent [Member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2023
Adopted by the European Union	no
Possible Impact on MorphoSys	yes
IAS 1A disclosure of accounting policies [Member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2023
Adopted by the European Union	no
Possible Impact on MorphoSys	yes
IAS 8A definition of accounting estimates [Member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2023
Adopted by the European Union	no
Possible Impact on MorphoSys	yes
IAS 16A property plant and equipment proceeds before intended use [Member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2022
Adopted by the European Union	no
Possible Impact on MorphoSys	none
IAS 37A amended by onerous contracts cost of fulfilling a contract [Member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2022
Adopted by the European Union	no
Possible Impact on MorphoSys	none
Annual improvements to international financial reporting standards 2018 2020 [Member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2022
Adopted by the European Union	no
Possible Impact on MorphoSys	none